FEDERATED ARMS FUND

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

SUPPLEMENT TO PROSPECTUSES DATED OCTOBER 31, 1998

At a Special Meeting of Shareholders to be held on June 21, 1999, shareholders will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of July 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider the following proposals:

     (1)  To elect seven Trustees.

     (2)  To ratify the selection of the Trust's independent auditors.

     (3)  To make changes to the Trust's fundamental investment policies:

          (a) To amend the Trust's fundamental investment policy regarding diversification;

          (b) To amend the Trust's fundamental investment policy regarding borrowing money and issuing senior securities;

          (c) To amend the Trust's fundamental investment policy regarding investing in real estate;

          (d) To amend the Trust's fundamental investment policy regarding investing in commodities;

          (e) To amend the Trust's fundamental investment policy regarding underwriting securities;

          (f) To amend the Trust's fundamental investment policy regarding lending by the Trust;

          (g) To amend, and to make non-fundamental, the Trust's fundamental investment policy regarding buying securities on margin;

          (h) To amend, and to make non-fundamental, the Trust's fundamental investment policy regarding pledging assets;

          (i) To amend, and to make non-fundamental, the Trust's fundamental investment policy on investing in illiquid securities;

          (j)  To amend, and to make  non-fundamental,  the Trust's  fundamental
               investment   policy  regarding   investing  in  other  investment
               companies;

          (k) To make non-fundamental the Trust's fundamental investment policy regarding investing in adjustable and floating rate mortgage securities;

          (l) To make non-fundamental the Trust's fundamental investment policy regarding investing in U.S. government securities;

          (m) To make non-fundamental the Trust's fundamental investment policy regarding investing in mortgage related securities;

          (n) To make non-fundamental the Trust's fundamental investment policy regarding purchasing collateralized mortgage obligations;

          (o) To make non-fundamental the Trust's fundamental investment policy regarding engaging in dollar roll transactions;

          (p) To make non-fundamental the Trust's fundamental investment policy regarding engaging in repurchase agreements;

          (q) To make non-fundamental the Trust's fundamental investment policy regarding engaging in reverse repurchase agreements;

          (r) To make non-fundamental the Trust's fundamental investment policy regarding engaging in securities lending transactions;

          (s)  To make non-fundamental the Trust's fundamental investment policy
               regarding   engaging  in   when-issued   and   delayed   delivery
               transactions; and

          (t) To make non-fundamental the Trust's fundamental investment policy regarding investing in stripped mortgage securities.

     (4)  To eliminate certain of the Trust's fundamental investment policies:

          (a) To remove the Trust's fundamental investment policy on investing in new issuers;

          (b) To remove the Trust's fundamental investment policy on selling securities short; and

          (c) To remove the Trust's fundamental investment policy regarding portfolio trading.

          (d) To remove the Trust's fundamental investment policy regarding temporary investments;

     (5) To approve an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

     (6) To transact such other business as may properly come before the meeting or any adjournment thereof.

                                                                  April 23, 1999

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Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779
Cusip   314082108

Cusip   314082207
G02639-02 (4/99)